Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

June 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.6%
Consumer Discretionary – 16.5%
Auto Components – 0.5%
Pirelli & C SpA(a)	9,691,230	$39,443,559

Automobiles – 6.0%
Honda Motor Co., Ltd.	2,435,100	58,712,891
Kia Corp.	2,067,180	123,380,661
Stellantis NV	7,611,717	94,615,462
Suzuki Motor Corp.	3,782,900	118,926,498
XPeng, Inc.(b)	3,107,000	49,510,411

		445,145,923

Hotels, Restaurants & Leisure – 1.5%
Compass Group PLC	5,320,920	109,245,848

Household Durables – 0.9%
Persimmon PLC	2,863,000	65,138,675

Internet & Direct Marketing Retail – 2.8%
Alibaba Group Holding Ltd.(b)	8,495,620	121,193,263
JD.com, Inc. - Class A	1,847,247	59,523,861
ZOZO, Inc.	1,708,300	30,907,749

		211,624,873

Textiles, Apparel & Luxury Goods – 4.8%
Burberry Group PLC	3,931,130	78,864,261
Li Ning Co., Ltd.	12,989,000	120,941,753
LVMH Moet Hennessy Louis Vuitton SE	264,550	162,136,771

		361,942,785

		1,232,541,663

Financials – 15.3%
Banks – 12.7%
ABN AMRO Bank NV(a)	5,554,330	62,411,528
Bank Polska Kasa Opieki SA	3,087,540	56,520,836
BNP Paribas SA	917,900	43,904,954
CTBC Financial Holding Co., Ltd.	67,894,000	57,428,181
Erste Group Bank AG	3,230,269	82,085,214
Hana Financial Group, Inc.	3,828,830	116,372,398
KB Financial Group, Inc.	2,599,850	97,087,034
KB Financial Group, Inc. (ADR)(b)	628,400	23,376,480
Mitsubishi UFJ Financial Group, Inc.	16,965,800	90,767,843
NatWest Group PLC	36,280,250	96,569,353
Oversea-Chinese Banking Corp., Ltd.	14,249,400	116,888,486
Shinhan Financial Group Co., Ltd.	759,990	21,792,301
Sumitomo Mitsui Financial Group, Inc.	2,871,300	85,349,662

		950,554,270

Consumer Finance – 0.0%
Isracard Ltd.	1	4

Insurance – 2.6%
BB Seguridade Participacoes SA	14,844,500	73,634,643
NN Group NV	1,103,830	49,995,599

Company	Shares	U.S. $ Value

Ping An Insurance Group Co. of China Ltd. - Class H	10,248,500	$70,542,918

		194,173,160

		1,144,727,434

Information Technology – 13.9%
Electronic Equipment, Instruments & Components – 0.8%
Murata Manufacturing Co., Ltd.	1,051,000	57,203,114

IT Services – 2.4%
GDS Holdings Ltd.(b)	20,718,700	87,126,070
Tata Consultancy Services Ltd.	2,317,197	96,149,407

		183,275,477

Semiconductors & Semiconductor Equipment – 6.2%
Novatek Microelectronics Corp.	6,091,000	61,970,688
Realtek Semiconductor Corp.	2,761,000	33,768,445
SCREEN Holdings Co., Ltd.	445,000	30,194,314
Taiwan Semiconductor Manufacturing Co., Ltd.	12,159,000	194,864,323
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	491,980	40,219,365
United Microelectronics Corp.	74,504,000	99,588,313

		460,605,448

Software – 4.5%
Constellation Software, Inc./Canada	128,652	190,986,053
Dassault Systemes SE	3,905,400	144,659,385

		335,645,438

		1,036,729,477

Industrials – 9.5%
Aerospace & Defense – 2.3%
Airbus SE	940,220	91,962,783
BAE Systems PLC	8,164,120	82,653,504

		174,616,287

Electrical Equipment – 4.4%
Contemporary Amperex Technology Co., Ltd. - Class A	954,024	76,429,118
Fuji Electric Co., Ltd.	1,675,500	69,271,576
NARI Technology Co., Ltd.	20,200,742	81,741,144
Nexans SA	510,570	39,778,133
Prysmian SpA	2,321,790	63,786,290

		331,006,261

Industrial Conglomerates – 0.5%
Smiths Group PLC	2,147,020	36,715,911

Machinery – 1.0%
Toyota Industries Corp.	1,233,500	76,485,964

Professional Services – 1.3%
RELX PLC	1,340,241	36,244,061

Company	Shares	U.S. $ Value

Wolters Kluwer NV	616,000	$59,701,449

		95,945,510

		714,769,933

Consumer Staples – 9.3%
Beverages – 0.8%
Pernod Ricard SA	308,910	57,109,655

Food & Staples Retailing – 2.8%
Coles Group Ltd.	2,917,579	35,904,749
Jeronimo Martins SGPS SA	7,919,275	171,676,754

		207,581,503

Food Products – 3.7%
Mowi ASA	4,106,650	93,909,551
Nestle SA (REG)	1,260,685	147,339,632
Salmar ASA	482,180	34,136,505

		275,385,688

Tobacco – 2.0%
British American Tobacco PLC	2,624,970	112,517,400
Swedish Match AB	4,058,890	41,410,986

		153,928,386

		694,005,232

Health Care – 9.1%
Health Care Providers & Services – 1.5%
Sonic Healthcare Ltd.	4,773,362	108,800,532

Pharmaceuticals – 7.6%
Nippon Shinyaku Co., Ltd.	768,300	46,897,334
Novo Nordisk A/S - Class B	2,260,300	250,672,482
Roche Holding AG	523,122	174,879,587
Sanofi	953,780	96,184,921

		568,634,324

		677,434,856

Energy – 8.5%
Oil, Gas & Consumable Fuels – 8.5%
ENEOS Holdings, Inc.	23,652,100	88,997,931
Parex Resources, Inc.	2,318,330	39,263,202
Repsol SA	8,465,940	124,804,878
Shell PLC	10,269,930	267,457,523
Woodside Energy Group Ltd.	5,138,100	112,927,792

		633,451,326

Communication Services – 6.3%
Diversified Telecommunication Services – 2.1%
Nippon Telegraph & Telephone Corp.	3,450,200	99,135,092
TELUS Corp.	2,502,960	55,748,806

		154,883,898

Entertainment – 1.2%
Konami Holdings Corp.	1,623,400	89,938,749

Company	Shares	U.S. $ Value

Interactive Media & Services – 3.0%
Kakaku.com, Inc.	2,339,100	$38,850,270
Tencent Holdings Ltd.	4,135,900	187,212,046

		226,062,316

		470,884,963

Materials – 5.3%
Chemicals – 1.6%
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	804,480	67,198,214
Tosoh Corp.	4,006,300	49,833,255

		117,031,469

Metals & Mining – 3.7%
Anglo American PLC	2,650,880	94,765,167
ArcelorMittal SA	1,730,890	38,815,873
First Quantum Minerals Ltd.	3,350,660	63,566,747
South32 Ltd.	30,906,480	83,746,950

		280,894,737

		397,926,206

Real Estate – 1.9%
Real Estate Management & Development – 1.9%
China Resources Land Ltd.	29,878,000	140,106,463

Utilities – 1.0%
Electric Utilities – 1.0%
Enel SpA	7,189,040	39,426,277
Transmissora Alianca de Energia Eletrica SA	4,784,200	35,304,780

		74,731,057

Total Common Stocks (cost $7,551,277,690)		7,217,308,610

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(c) (d) (e) (cost $202,468,045)	202,468,045	202,468,045

Total Investments – 99.3% (cost $7,753,745,735)(f)		7,419,776,655
Other assets less liabilities – 0.7%		55,976,439

Net Assets – 100.0%		$7,475,753,094

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	17,826	CHF	17,424	07/13/2022	$434,441
Bank of America, NA	CNH	131,564	USD	19,660	07/21/2022	4,840

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNH	258,519	USD	38,283	07/21/2022	$(338,061)
Bank of America, NA	USD	18,098	CAD	23,092	07/21/2022	(157,964)
Bank of America, NA	USD	9,110	EUR	8,724	07/28/2022	46,310
Bank of America, NA	GBP	33,400	USD	40,608	08/25/2022	(87,996)
Bank of America, NA	USD	17,248	GBP	14,061	08/25/2022	(114,972)
Barclays Capital	USD	42,271	INR	3,234,589	07/07/2022	(1,319,014)
Barclays Capital	USD	27,937	CHF	27,064	07/13/2022	425,462
Barclays Capital	JPY	4,511,646	USD	35,363	07/15/2022	2,092,213
Barclays Capital	USD	5,955	CAD	7,681	07/21/2022	12,486
Barclays Capital	USD	10,094	CAD	12,605	07/21/2022	(301,309)
Barclays Capital	TWD	519,968	USD	17,602	07/27/2022	91,952
Barclays Capital	EUR	42,921	USD	45,566	07/28/2022	519,525
Barclays Capital	GBP	18,816	USD	22,806	08/25/2022	(120,204)
Barclays Capital	USD	14,219	GBP	11,641	08/25/2022	(34,827)
Barclays Capital	USD	34,649	NOK	339,128	09/22/2022	(158,245)
Barclays Capital	USD	29,091	MYR	128,127	12/15/2022	(80,511)
BNP Paribas SA	USD	19,731	INR	1,518,777	07/07/2022	(502,939)
BNP Paribas SA	SGD	88,760	USD	65,064	07/08/2022	1,175,413
BNP Paribas SA	CHF	15,747	USD	16,364	07/13/2022	(138,703)
BNP Paribas SA	USD	45,690	MXN	924,524	07/20/2022	159,973
BNP Paribas SA	CNH	169,189	USD	25,206	07/21/2022	(69,207)
BNP Paribas SA	USD	54,767	CNH	369,625	07/21/2022	452,689
BNP Paribas SA	KRW	18,597,200	USD	14,593	07/27/2022	159,940
BNP Paribas SA	USD	14,830	KRW	19,148,650	07/27/2022	31,054
BNP Paribas SA	EUR	180,256	USD	191,239	07/28/2022	2,056,095
Citibank, NA	USD	11,865	CHF	11,787	07/13/2022	486,681
Citibank, NA	USD	4,258	CAD	5,546	07/21/2022	50,891
Citibank, NA	USD	14,279	CAD	18,326	07/21/2022	(42,254)
Citibank, NA	USD	15,732	CNH	106,284	07/21/2022	146,590
Citibank, NA	USD	18,822	CNH	124,979	07/21/2022	(151,046)
Citibank, NA	TWD	655,140	USD	22,383	07/27/2022	320,437
Citibank, NA	USD	11,245	KRW	14,238,805	07/27/2022	(194,638)
Citibank, NA	USD	21,474	TWD	637,566	07/27/2022	(3,706)
Deutsche Bank AG	BRL	29,255	USD	5,566	07/05/2022	(24,407)
Deutsche Bank AG	USD	5,585	BRL	29,255	07/05/2022	4,856
Deutsche Bank AG	USD	5,521	BRL	29,255	08/02/2022	21,011
Goldman Sachs Bank USA	USD	31,801	INR	2,470,319	07/07/2022	(525,024)
Goldman Sachs Bank USA	USD	15,224	CHF	14,844	07/13/2022	332,149
Goldman Sachs Bank USA	TWD	4,559,797	USD	156,850	07/27/2022	3,296,643
Goldman Sachs Bank USA	GBP	2,641	USD	3,302	08/25/2022	84,276
HSBC Bank USA	BRL	77,955	USD	15,132	07/05/2022	236,470
HSBC Bank USA	USD	14,883	BRL	77,955	07/05/2022	12,939
HSBC Bank USA	INR	887,486	USD	11,416	07/07/2022	179,764
HSBC Bank USA	INR	13,875,049	USD	175,656	07/07/2022	(9,372)
HSBC Bank USA	USD	70,101	CHF	67,489	07/13/2022	626,069
HSBC Bank USA	CLP	20,824,104	USD	24,691	07/15/2022	2,043,766
HSBC Bank USA	USD	35,363	JPY	4,511,646	07/15/2022	(2,091,781)
HSBC Bank USA	CAD	16,428	USD	12,642	07/21/2022	(120,660)
HSBC Bank USA	CNH	135,637	USD	20,280	07/21/2022	17,203
HSBC Bank USA	USD	46,773	CAD	60,542	07/21/2022	262,110
HSBC Bank USA	USD	150,505	CAD	189,221	07/21/2022	(3,502,010)
HSBC Bank USA	USD	15,927	CNH	106,608	07/21/2022	(445)
HSBC Bank USA	KRW	213,508,903	USD	171,198	07/27/2022	5,494,836
HSBC Bank USA	TWD	931,877	USD	32,374	07/27/2022	992,221
HSBC Bank USA	USD	16,547	KRW	21,018,235	07/27/2022	(234,906)
HSBC Bank USA	USD	6,966	EUR	6,640	07/28/2022	2,105
HSBC Bank USA	USD	27,901	EUR	26,463	07/28/2022	(127,258)
HSBC Bank USA	GBP	132,024	USD	165,154	08/25/2022	4,290,066
HSBC Bank USA	USD	174,465	INR	13,875,049	09/28/2022	(110,056)
JPMorgan Chase Bank	USD	15,332	CHF	15,230	07/13/2022	628,347
JPMorgan Chase Bank	EUR	17,498	USD	18,422	07/28/2022	57,861
JPMorgan Chase Bank	USD	18,289	EUR	17,459	07/28/2022	34,550
JPMorgan Chase Bank	USD	40,654	THB	1,418,777	08/10/2022	(466,898)
Morgan Stanley Capital Services, Inc.	BRL	107,210	USD	20,468	07/05/2022	(17,795)
Morgan Stanley Capital Services, Inc.	USD	21,857	BRL	107,210	07/05/2022	(1,371,312)
Morgan Stanley Capital Services, Inc.	USD	71,935	INR	5,506,632	07/07/2022	(2,217,885)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	50,638	CHF	49,387	07/13/2022	$1,118,983
Morgan Stanley Capital Services, Inc.	CNH	1,218,254	USD	178,272	07/21/2022	(3,726,414)
Morgan Stanley Capital Services, Inc.	GBP	15,955	USD	19,890	08/25/2022	450,075
Morgan Stanley Capital Services, Inc.	NOK	867,139	USD	87,383	09/22/2022	(808,700)
Natwest Markets PLC	USD	31,351	ILS	104,429	07/25/2022	(1,422,027)
Natwest Markets PLC	USD	79,508	ZAR	1,277,342	08/18/2022	(1,348,583)
Standard Chartered Bank	USD	26,587	INR	2,032,218	07/07/2022	(857,928)
Standard Chartered Bank	CNH	270,994	USD	40,401	07/21/2022	(83,287)
Standard Chartered Bank	USD	41,180	IDR	592,290,276	07/28/2022	(1,587,847)
State Street Bank & Trust Co.	CHF	81,747	USD	87,819	07/13/2022	2,149,377
State Street Bank & Trust Co.	USD	19,675	AUD	27,253	07/21/2022	(861,473)
State Street Bank & Trust Co.	GBP	15,740	USD	19,685	08/25/2022	506,052
State Street Bank & Trust Co.	USD	17,836	NZD	27,640	08/26/2022	(582,957)
UBS	USD	44,512	CHF	42,704	07/13/2022	241,483
UBS	CLP	34,676,565	USD	40,892	07/15/2022	3,179,929
UBS	USD	16,259	CAD	20,925	07/21/2022	(2,823)
UBS	KRW	24,577,429	USD	19,435	07/27/2022	360,559
UBS	USD	13,060	KRW	16,409,420	07/27/2022	(324,374)
UBS	USD	23,025	TWD	676,104	07/27/2022	(257,195)
UBS	USD	22,979	EUR	21,690	07/28/2022	(215,032)
UBS	USD	22,976	GBP	18,870	08/25/2022	16,226
UBS	USD	109,708	SEK	1,106,773	09/22/2022	(1,156,570)

						$7,436,303

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $101,855,087 or 1.4% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $643,397,004 and gross unrealized depreciation of investments was $(969,929,781), resulting in net unrealized depreciation of $(326,532,777).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

June 30, 2022 (unaudited)

13.9%	Japan
13.4%	China
11.9%	United Kingdom
8.6%	France
6.6%	Taiwan
5.1%	South Korea
4.6%	Australia
4.3%	Switzerland
3.9%	Canada
3.4%	Denmark
2.3%	Netherlands
2.3%	Portugal
1.9%	Italy
15.1%	Other
2.7%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.7% or less in the following: Austria, Brazil, Chile, India, Israel, Luxembourg, Norway, Poland, Singapore, South Africa, Spain, Sweden, United States and Zambia.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$—	$1,232,541,663	$—	$1,232,541,663
Financials	97,011,123	1,047,716,311	—	1,144,727,434
Information Technology	231,205,418	805,524,059	—	1,036,729,477

Investments in Securities:	Level 1	Level 2		Level 3	Total
Industrials	$—	$714,769,933		$—	$714,769,933
Consumer Staples	—	694,005,232		—	694,005,232
Health Care	—	677,434,856		—	677,434,856
Energy	39,263,202	594,188,124		—	633,451,326
Communication Services	55,748,806	415,136,157		—	470,884,963
Materials	130,764,961	267,161,245		—	397,926,206
Real Estate	—	140,106,463		—	140,106,463
Utilities	35,304,780	39,426,277		—	74,731,057
Short-Term Investments	202,468,045	—		—	202,468,045

Total Investments in Securities	791,766,335	6,628,010,320	(a)	—	7,419,776,655
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	35,306,918		—	35,306,918
Liabilities:
Forward Currency Exchange Contracts	—	(27,870,615)		—	(27,870,615)

Total	$791,766,335	$6,635,446,623		$—	$7,427,212,958

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$230,322	$1,563,001	$1,590,855	$202,468	$351